Assets classified as held for sale, liabilities associated with assets held for sale and discontinued operations - Results From Discontinued Operations (Detail) - USD ($)
$ / shares in Units, $ in Millions
		6 Months Ended
	May 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of Assets Classified as Held for Sale and Discontinued Operations [line items]
Revenue		$ 25,832	$ 21,298
Profit from continuing operations		3,074	(3,744)
Profit from discontinued operations		$ 0	$ 2,055
Australia [member]
Disclosure of Assets Classified as Held for Sale and Discontinued Operations [line items]
Revenue	$ 477
Profit from continuing operations	178
Profit from discontinued operations	136
Australia [member] | Discontinued operations [member]
Disclosure of Assets Classified as Held for Sale and Discontinued Operations [line items]
Profit from discontinued operations	$ 2,055
Weighted average number of ordinary and restricted shares	1,995
Basic EPS from discontinued operations	$ 1.03
Weighted average number of ordinary and restricted shares (diluted)	2,034
Diluted EPS from discontinued operations	$ 1.01